Environmental rehabilitation obligation and other provisions - Narrative (Details) R in Millions, $ in Millions		12 Months Ended
	Dec. 09, 2025 ZAR (R)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)
Disclosure of other provisions [line items]
Provision for post closure aspects		R 3,123
Transaction and project costs		(4,543)		R (851)	R (474)
Litigation Settlement Cash Payments		3,565		R 0	R 0
Appian Capital Legal Settlement
Disclosure of other provisions [line items]
Losses on litigation settlements		R 3,607	$ 215
Litigation Settlement Cash Payments	R 3,565